Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2013
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2013	2012
Slotting fees	$112,625	$29,354
Insurance premiums	72,093	61,459
Rental deposits and other	122,439	82,837
	$307,157	$173,650